Intangible Assets (Details) - Schedule of intangible assets - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	¥ 52,620	¥ 53,550
Less: accumulated amortization	(24,200)	(13,445)
Intangible asset	28,420	40,105
Brand name [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	16,567	16,442
Customer relationship [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	12,978	12,978
Software [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	8,805	9,860
Patent [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	13,708	13,708
Others [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	¥ 562	¥ 562